Form N-1A Supplement	Mar. 06, 2026
AVIP S&P 500® Index Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

AuguStar Variable Insurance Products Fund, Inc.

March 6, 2026
Supplement to the Prospectus dated May 1, 2025

and the

Statement of Additional Information dated May 1, 2025

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This supplement provides new and additional information with respect to portfolio described herein beyond that contained in the Prospectus, dated May 1, 2025, and the Statement of Additional Information, dated May 1, 2025, and should be read in conjunction with those documents.

Change to Diversification Policy of the AVIP S&P 500® Index Portfolio

The AVIP S&P 500® Index Portfolio (hereinafter, the “Portfolio”) seeks total return approximating that of the Standard & Poor’s 500® Index (the “Index”), a broad-based securities market index. The Index was not created solely for the Portfolio. The Portfolio is a diversified investment company under Section 5(b)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), which means it is limited as to the percentage of its assets that it can invest in a single company. As a result of changes in the relative market capitalization and index weighting of one or more companies in the Index, the Portfolio may exceed the percentage limits applicable to a diversified investment management company solely as a result of tracking the Index. Therefore, on February 19, 2026, the Board of Directors (the “Board”) of the AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) approved a change to the diversification policy of the Portfolio, effective immediately, to reflect that the Portfolio may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more companies in the Index.

Accordingly, the following disclosure is added to the Portfolio’s summary section in the Prospectus under the Principal Investment Strategies heading:

The Portfolio may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents in the Index.

The following disclosure is added to the Portfolio’s summary section in the Prospectus under the Principal Risks heading:

Non-Diversification Risk -- To the extent that the Portfolio becomes non-diversified as necessary to approximate the composition of the Index, the Portfolio may hold larger positions in a smaller number of companies than a diversified portfolio. As a result, an adverse change in the financial condition, business, or market sentiment toward that issuer could have a greater negative impact on the Portfolio’s performance than if the Portfolio’s assets were more broadly diversified across a larger number of companies.

The following disclosure is added to the Prospectus under the heading Certain Investments and Related Risks:

Non-Diversification (Principal Strategy for AVIP S&P 500® Index Portfolio only)

To the extent that the Portfolio becomes non-diversified as necessary to approximate the composition of the S&P 500® Index , the Portfolio may hold larger positions in a smaller number of companies than a diversified portfolio. To the extent the Portfolio holds a larger position in a particular issuer, an adverse change in the financial condition, business, or market sentiment toward that issuer could have a greater negative impact on the Portfolio’s performance than if the Portfolio’s assets were more broadly diversified across a larger number of issuers. This position may make the Portfolio’s net asset value more volatile and susceptible to greater fluctuations in value than a diversified portfolio. Notwithstanding the Portfolio’s non-diversified status under the 1940 Act, the Portfolio intends to continue to comply with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code.

The Portfolio’s Statement of Additional Information (“SAI”) is also hereby amended, as applicable, to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Index is diversified.

The following disclosure is added to the SAI under the heading Certain Investments and Related Risks:

Non-Diversification

To the extent that the AVIP S&P 500® Index Portfolio becomes non-diversified as necessary to approximate the composition of the S&P 500® Index, the Portfolio may hold larger positions in a smaller number of companies than a diversified portfolio. To the extent the Portfolio holds a larger position in a particular issuer, an adverse change in the financial condition, business, or market sentiment toward that issuer could have a greater negative impact on the Portfolio’s performance than if the Portfolio’s assets were more broadly diversified across a larger number of issuers. This position may make the Portfolio’s net asset value more volatile and susceptible to greater fluctuations in value than a diversified portfolio. Notwithstanding the Portfolio’s non-diversified status under the 1940 Act, the Portfolio intends to continue to comply with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code.

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This Supplement should be read in conjunction with the Prospectus and SAI, dated May 1, 2025, as supplemented, and supersedes any contrary information contained therein.